STOCKHOLDERS EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS EQUITY (DEFICIENCY)
Summary of the status of the Company's Options related to the 2019 Incentive Plan
	December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	1,721,074	$7.38	606,250	$9.67
Forfeited	(767,250)	6.81	(37,500)	11.84
Issued	736,083	3.73	1,152,324	6.32
Outstanding, end of period	1,689,907	$6.05	1,721,074	$7.38

Schedule of Options outstanding and exercisable
Outstanding Options			Exercisable Options
Range of Exercise Price	Number	Average Weighted Remaining Contractual Life in Years	Range of Exercise Price	Number	Weighted Average Exercise Price
$2.00-2.99	343,192	9.97	$2.00-2.99	343,192	$2.76
3.00-3.99	220,391	9.65	3.00-3.99	54,850	3.87
$4.00-4.99	53,324	8.78	$4.00-4.99	53,324	$4.48
5.00-5.99	710,500	8.89	5.00-5.99	443,062	5.50
8.00-8.99	6,250	2.54	8.00-8.99	7,813	8.80
9.00-9.99	25,000	2.63	9.00-9.99	25,000	9.60
11.00-11.99	162,500	7.80	11.00-11.99	84,375	11.20
12.00-12.99	168,750	2.14	12.00-12.99	168,750	12.80
	1,689,907	8.31		1,180,366	$6.14

Summary of unregistered warrants
	December 31, 2022		December 31, 2021
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price

Outstanding, beginning of year	2,553,635	$7.57	2,502,291	$7.67
Issued	-	-	226,426	5.64
Exercised	-	-	(139,099)	6.41
Cancelled	-	-	-	-
Expired	(951,437)	7.10	(35,983)	6.52
Outstanding, end of period	1,602,198	$7.85	2,553,635	$7.57

Schedule of unregistered warrants outstanding and exercisable by price range
Outstanding Warrants			Exercisable Warrants
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$5.00-5.99	220,800	3.42	$5.00-5.99	220,800	5.50
6.00-6.99	156,875	2.50	6.00-6.99	156,875	6.40
8.00-8.99	950,084	0.79	8.00-8.99	950,084	8.04
9.00-9.99	231,938	2.69	9.00-9.99	231,938	9.60
10.00-10.99	1,688	3.37	10.00-10.99	1,688	10.40
11.00-11.99	35,813	1.00	11.00-11.99	35,813	11.20
14.00-14.99	5,000	1.99	14.00-14.99	5,000	14.40
	1,602,198	1.61		1,602,198	$7.85

Schedule of Common Stock Warrants - Registered
	December 31, 2022		December 31, 2021
	Number of Registered Warrants	Weighted Average Exercise Price	Number of Registered Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,975,497	$5.50	-	$-
Issued	-	-	3,174,000	5.50
Exercised	-	-	(198,503)	5.50
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, end of period	2,975,497	$5.50	2,975,497	$5.50

Schedule of registered warrants outstanding and exercisable by price range
Outstanding Registered Warrants			Exercisable Registered Warrants
Exercise Price	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$5.50	2,975,497	1.5	$5.50	2,975,497	5.50